Financial Instruments (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Fair value measurement at Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Expected term of warrant	4 years
Expected volatility, warrant	68.00%
Expected dividend yield, warrant	0.00%
Fair value measurement at Level 3 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Risk-free rate, warrant	4.26%
Fair value measurement at Level 3 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Risk-free rate, warrant	2.37%
Interest rate for a loan [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	12.00%
Uncertainty in future defaults [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	14.00%